Other services fees by major categories (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Debit card fees	$ 43,262	$ 44,852	$ 59,342
Insurance Commissions And Fees	55,323	53,825	54,390
Fees And Commissions Credit Cards	66,309	61,576	52,544
Asset Management Fees	35,272	37,766	34,388
Fees And Commissions Fiduciary And Trust Activities	17,285	16,353	15,333
Processing fees	0	6,330	6,839
Other fees	17,674	17,163	18,164
Total other services fees	$ 235,125	$ 237,865	$ 241,000